Loans and Allowance for Credit Losses (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Allowance for Credit Losses [Line Items]
Commitments to extend credit to customers with TDRs	¥ 132,456	¥ 130,788
Nonperforming loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Decrease from charge-offs in the allowance for credit losses due to loan disposal activity	¥ 400	16,800	¥ 19,400
Minimum | Close Watch
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day	90 days
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of loans	¥ 2,011,000	1,684,000	¥ 2,136,000
Commercial | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Loans contractually past due before becoming defaulted loans, period	1 month
Commercial | Minimum | Close Watch
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day	90 days
Commercial | Maximum
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days
Residential | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	6 months
Loans contractually past due before becoming defaulted loans, period	6 months
Residential | Maximum
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days
Card | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	1 month
MUAH
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of loans	¥ 518,000	¥ 586,000
MUAH | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	60 days
Krungsri | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	6 months
Krungsri | Minimum | Under-Performing
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date, in day	30 days
Krungsri | Minimum | Non-Performing
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date, in day	90 days